Lease	12 Months Ended
Dec. 31, 2020
Lease
9.	LEASE
The Group’s operating leases mainly related to offices and employees’ accommodation facilities. For leases with terms greater than 12 months, the Group records the related assets and lease liabilities at the present value of lease payments over the term. Certain leases include rental-free periods and renewal options, which are factored into the Group’s determination of lease payments when appropriate. As of December 31, 2019 and 2020, the Group had no finance leases.
As of December 31, 2019 and 2020, the weighted average remaining lease term was 3.7 years 3.0 years, respectively, and the weighted average discount rate was 4.9% and 4.7% for the Group’s operating leases respectively.
Operating lease cost for the year ended December 31, 2019 and 2020, was RMB66,609 and RMB50,035 (US$7,668) respectively, which excluded cost of short-term contracts. Short-term lease cost for the year ended December 31, 2019 and 2020 was RMB7,039 and RMB9,864 (US$1,512), respectively. For the years ended December 31, 2019 and 2020, no lease cost was capitalized.
Future lease payments under operating leases as of December 31, 2020 were as follows:

	For the year ending December 31,
	RMB	US$
2021	7,074	1,084
2022	6,463	990
2023	4,722	724
2024	1,994	306

Total future lease payments	20,253	3,104
Less: imputed interest	1,420	218

Total lease liability balance	18,833	2,886